ENTITY-WIDE DISCLOSURES - Schedule of Group's Revenue From External Customers That Are Divided Into Geographical Areas (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 30,626,604	$ 80,347,614	$ 116,383,520	$ 193,066,862
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	13,694,340	37,866,756	80,402,985	136,272,790
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 16,932,264	$ 42,480,858	$ 35,980,535	$ 56,794,072